Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 9,621,363	¥ 8,646,710
Reclassification to current liabilities (Current portion)	(2,667,843)	(2,588,743)
Total	6,953,520	6,057,967
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	984,333	1,050,890
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	5,900,016	5,129,411
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	866,042	1,038,311
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 1,870,972	¥ 1,428,098